Convertible Preferred Stock and Stockholder's Deficit - Additional Information (Detail) (USD $)	12 Months Ended				3 Months Ended				12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Mar. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Apr. 27, 2012 Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, face amount	$ 0.0001				$ 1,000.0000	$ 1,000.0000	$ 1,000.0000	$ 1,000.0000	$ 1,000.0000
Preferred stock, shares issued										9,500
Preferred stock, shares outstanding					9,726				9,726
Preferred stock, dividends per share					7.00%	7.00%	7.00%	7.00%
Fair value of Series A convertible preferred stock dividends	$ (3,315,000)
Preferred stock, convertible to common stock									73,127
Percentage of affiliates owning shares									9.999%
Value of BCF									9,500,000
Preferred stock, carrying value	9,726,000				9,500,000				9,500,000
Preferred stock, exercisable value	(9,500,000)								9,500,000
Preferred stock, increase in carrying value									9,500,000
Preferred stock, fair value of BCF					$ 9,500,000				$ 9,500,000
Number of shares converted									224
Number of shares converted from preferred stock into common stock					16,380,448				16,380,448
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001